Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Abstract]
Summary of Stock-Based Awards
Stock-based awards since January 1, 2025, are summarized as follows:

	Stock-Based Awards
	Number of Shares
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2025	261,461	$21.92	n/a
Granted in September 2025	2,375,250	25.55	n/a
Vested in year ended December 31, 2025	(322,364)	n/a	28.23
Unvested as at December 31, 2025	2,314,347	$25.55	n/a
Vested in period ended June 30, 2026	(121,806)	n/a	37.42
Unvested as at June 30, 2026	2,192,541	$25.55	n/a